Note 1 - Organization and Significant Accounting Policies (Details Textual)	1 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($)	Jun. 28, 2015 USD ($) shares	Jun. 29, 2014 USD ($) shares
Washington DC [Member]
Number of Stores		10
Baltimore Maryland [Member]
Number of Stores		1
Richmond, Virginia [Member]
Number of Stores		4
Jacksonville, Florida [Member]
Number of Stores		3
Subsequent Event [Member] | Vanguard GNMA Fund [Member]
Proceeds from Sale and Maturity of Marketable Securities	$ 1,000,000
Prize Fund Monies [Member]
Other Liabilities, Current		$ 278,560	$ 291,688
Number of Stores		18
Number of Lanes in Operation		726
Number of Operating Segments		1
Proceeds from Sale and Maturity of Marketable Securities			5,296
Advertising Expense		$ 325,914	$ 433,525
Common Stock, Shares, Outstanding | shares		5,160,971	5,160,971
Other Liabilities, Current		$ 290,833	$ 308,068